Stock Option Plan - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2023 shares $ / shares	Jan. 31, 2022 shares $ / shares	Jan. 31, 2023 shares $ / shares	Jan. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,546,663	3,310,040	3,546,663	4,503,122
Weighted-average Exercise Price, Outstanding	$ 58.6	$ 48.9
Weighted-average remaining life (years), Outstanding	7 years 2 months 12 days	7 years 8 months 12 days
Number of options, Exercisable	1,534,464	888,279	1,534,464
Weighted-average Exercise Price , Exercisable	$ 46.94	$ 42.48
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	34,025	48,150	34,025
Weighted-average Exercise Price, Outstanding	$ 20.38	$ 20.39
Weighted-average remaining life (years), Outstanding	3 years 3 months 18 days	4 years 3 months 18 days
Number of options, Exercisable	34,025	48,150	34,025
Weighted-average Exercise Price , Exercisable	$ 20.38	$ 20.39
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,249,101	1,399,426	1,249,101
Weighted-average Exercise Price, Outstanding	$ 26.67	$ 26.67
Weighted-average remaining life (years), Outstanding	7 years 1 month 6 days	8 years
Number of options, Exercisable	479,201	216,226	479,201
Weighted-average Exercise Price , Exercisable	$ 26.69	$ 26.74
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	126,350	162,600	126,350
Weighted-average Exercise Price, Outstanding	$ 39.45	$ 39.45
Weighted-average remaining life (years), Outstanding	4 years 4 months 24 days	5 years 4 months 24 days
Number of options, Exercisable	126,350	162,600	126,350
Weighted-average Exercise Price , Exercisable	$ 39.45	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	36,650	49,575	36,650
Weighted-average Exercise Price, Outstanding	$ 40.5	$ 40.42
Weighted-average remaining life (years), Outstanding	5 years 4 months 24 days	6 years 6 months
Number of options, Exercisable	36,650	38,100	36,650
Weighted-average Exercise Price , Exercisable	$ 40.5	$ 40.49
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	683,375	749,190	683,375
Weighted-average Exercise Price, Outstanding	$ 46.15	$ 46.15
Weighted-average remaining life (years), Outstanding	6 years 4 months 24 days	7 years 4 months 24 days
Number of options, Exercisable	421,526	214,992	421,526
Weighted-average Exercise Price , Exercisable	$ 46.15	$ 46.16
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	308,562	350,374	308,562
Weighted-average Exercise Price, Outstanding	$ 62.69	$ 62.69
Weighted-average remaining life (years), Outstanding	5 years 4 months 24 days	6 years 4 months 24 days
Number of options, Exercisable	308,562	190,986	308,562
Weighted-average Exercise Price , Exercisable	$ 62.69	$ 62.69
$64 to $68 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	22,700	34,125	22,700
Weighted-average Exercise Price, Outstanding	$ 64.15	$ 64.15
Weighted-average remaining life (years), Outstanding	6 years 10 months 24 days	7 years 10 months 24 days
Number of options, Exercisable	14,000	14,975	14,000
Weighted-average Exercise Price , Exercisable	$ 64.15	$ 64.15
$68 to $72 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	8,700	9,000	8,700
Weighted-average Exercise Price, Outstanding	$ 69.5	$ 69.5
Weighted-average remaining life (years), Outstanding	7 years 7 months 6 days	8 years 7 months 6 days
Number of options, Exercisable	4,200	2,250	4,200
Weighted-average Exercise Price , Exercisable	$ 69.5	$ 69.5
$88 to $92 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	39,400		39,400
Weighted-average Exercise Price, Outstanding			$ 90.31
Weighted-average remaining life (years), Outstanding	9 years 8 months 12 days
Number of options, Exercisable	0		0
Weighted-average Exercise Price , Exercisable			$ 0
$104 to $108 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	542,600		542,600
Weighted-average Exercise Price, Outstanding			$ 104.07
Weighted-average remaining life (years), Outstanding	9 years 2 months 12 days
Number of options, Exercisable	0		0
Weighted-average Exercise Price , Exercisable			$ 0
$108 to $112 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	488,100	499,400	488,100
Weighted-average Exercise Price, Outstanding	$ 109.66	$ 109.66
Weighted-average remaining life (years), Outstanding	8 years 2 months 12 days	9 years 2 months 12 days
Number of options, Exercisable	108,175	0	108,175
Weighted-average Exercise Price , Exercisable	$ 109.66	$ 0
$120 to $124 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	7,100	8,200	7,100
Weighted-average Exercise Price, Outstanding	$ 123.03	$ 123.03
Weighted-average remaining life (years), Outstanding	8 years 7 months 6 days	9 years 7 months 6 days
Number of options, Exercisable	1,775	0	1,775
Weighted-average Exercise Price , Exercisable	$ 123.03	$ 0